Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7. INTANGIBLE ASSETS, NET
Intangible assets are comprised of the following:

	For the Years Ended December 31,
(in thousands)	2021	2020
Intangible assets with finite lives:
Acquired technology	$3,201	$3,201
Customer relationship	1,350	1,350
Non-Competition agreement	939	939

	5,490	5,490

Accumulated amortization:
Acquired technology	522	75
Customer relationship	1,186	170
Non-Competition agreement	346	50

	2,054	295

Intangible assets, net	$3,436	$5,195

Amortization expense for intangible assets was $1.8 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively. Amortization related to intangible assets for acquired technology was included in cost of revenues and amortization related to intangible assets for customer relationships was included in sales and marketing expenses in the Company’s consolidated statement of operations and comprehensive loss for the periods presented.
Future amortization that will be charged to expense over the remaining life of the intangible assets as of December 31, 2021 is as follows:

December 31,	In thousands
2022	$907
2023	743
2024	446
2025	446
2026 and thereafter	894

$3,436